Operating Leases - Summary of operating lease assets and liabilities (Details) - USD ($) $ in Thousands	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Leases [Abstract]
Operating lease, right-of-use asset	$ 10,443	$ 5,618
Operating lease liability	1,941	2,331
Operating lease liability, net of current portion	22,889	18,196	$ 0
Total operating lease liabilities	$ 24,830	$ 20,527